SCHEDULE OF OTHER INCOME (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Income and Expenses [Abstract]
Interest income	$ 2,753	$ 4,000	$ 635
Fixed deposit interest	23,077	146,653	114,437
Gain in foreign exchange			386,139
Forfeited customer advances	226,065
Other income	$ 251,895	$ 150,653	$ 501,211